SEGMENT - Consolidated income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 1,443,351	$ 619,532	$ 747,356
Port expenses, bunkers, and commissions	(458,900)
Other cost of goods and services sold	(600)
Operating expenses	(202,098)	(190,471)	(178,376)
Profit from sale of vessels	10,165	0	1,069
Administrative expenses	(55,005)	(51,542)	(50,773)
Other operating income and expenses	5,992	414	(19,185)
Share of profit/loss from joint ventures	152	(104)	(242)
Impairment losses on tangible assets	(2,647)	(4,645)	(11,096)
Depreciation and amortization	(139,023)	(130,851)	(121,922)
Operating profit (EBIT)	601,419	1,396	138,907
Financial income	4,037	241	536
Financial expenses	(48,793)	(42,382)	(49,914)
Profit/(loss) before tax	556,663	(40,745)	89,529
Tax	(5,911)	1,344	1,415
Net profit/(loss) for the year	562,574	$ (42,089)	$ 88,114
Operating segments [member] | Tanker
Disclosure of operating segments [line items]
Revenue	1,440,400
Port expenses, bunkers, and commissions	(458,900)
Operating expenses	(202,100)
Profit from sale of vessels	10,200
Administrative expenses	(52,400)
Other operating income and expenses	5,800
Share of profit/loss from joint ventures	200
Impairment losses on tangible assets	(2,600)
Depreciation and amortization	(138,700)
Operating profit (EBIT)	601,900
Financial income	4,000
Financial expenses	(48,700)
Profit/(loss) before tax	557,200
Tax	(5,900)
Net profit/(loss) for the year	563,100
Operating segments [member] | Marine Exhaust
Disclosure of operating segments [line items]
Revenue	5,900
Other cost of goods and services sold	(3,000)
Administrative expenses	(2,600)
Depreciation and amortization	(300)
Financial income	100
Financial expenses	(100)
Intersegment elimination
Disclosure of operating segments [line items]
Revenue	(2,900)
Other cost of goods and services sold	2,400
Operating profit (EBIT)	(500)
Profit/(loss) before tax	(500)
Net profit/(loss) for the year	$ (500)